Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Jun. 30, 2023	Jun. 28, 2023	Jun. 09, 2023	Apr. 17, 2023	Jan. 17, 2023	Jun. 30, 2023	Jun. 30, 2022
Earnings/(Loss) per Share [Abstract]
Dividends paid on common stock and Class A warrants						$ 0	$ 2,658
Threshold beneficial ownership percentage						49.00%
Incremental shares attributable to share-based compensation arrangements (in shares)						0	0
Net income						$ 1,347	$ 1,062
Comprehensive income						1,347	1,062
Less deemed dividend on Series D Preferred Stock upon issuance of common stock						(154)	0
Net income/(loss) and comprehensive income/(loss) attributable to common stockholders						24	(277)
Less changes in fair value of warrants' liability						(6,335)	0
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes						$ (6,311)	$ (277)
Weighted average number of common stock, basic (in shares)						1,362,644	128,456
Effect of dilutive securities (in shares)						42,357	0
Weighted average number of common stock, diluted (in shares)						1,405,001	128,456
Earnings/(Loss) per share, basic (in dollars per share)						$ 0.02	$ (2.16)
Loss per share, diluted (in dollars per share)						$ (4.49)	$ (2.16)
Class A Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on common stock and Class A warrants						$ 0
Dividends paid on common stock and Class A warrants							$ 868
Incremental shares attributable to warrants (in shares)						0	0
Less dividends on preferred stock and warrants						$ 0	$ (868)
Less undistributed earnings on Class A warrants						$ (2)	0
Class B Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Incremental shares attributable to warrants (in shares)						0
Private Placement Warrants [Member]
Earnings/(Loss) per Share [Abstract]
Incremental shares attributable to warrants (in shares)						42,357
Series C Preferred Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on preferred stock		$ 307				$ 575	471
Dividends paid on preferred stock				$ 268	$ 240	508	300
Less dividends on preferred stock and warrants						(575)	(471)
Series D Preferred Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on preferred stock	$ 240					728	0
Dividends declared on preferred stock, excluding amounts accrued in prior periods						592
Dividends paid on preferred stock				$ 327	$ 161	487	0
Less deemed dividend on Series D Preferred Stock upon issuance of common stock			$ (154)
Less dividends on preferred stock and warrants						(592)	0
Common Stock [Member]
Earnings/(Loss) per Share [Abstract]
Dividends declared on common stock and Class A warrants						$ 0
Dividends paid on common stock and Class A warrants							$ 1,790